Note 17 - Parent Only Financial Statements (Details) - Condensed Statements of Comprehensive (Loss) Income (USD $)	3 Months Ended										6 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013
Condensed Income Statements, Captions [Line Items]
Non-interest expense	$ (2,628,000)	$ (2,116,000)	$ (2,017,000)	$ (2,117,000)	$ (2,037,000)	$ (1,987,000)	$ (1,975,000)	$ (2,188,000)	$ (2,122,000)	$ (2,004,000)	$ (4,744,000)	$ (4,024,000)	$ (8,158,000)		$ (8,289,000)
Income (Loss) Before Income Taxes	(67,000)	342,000	406,000	370,000	383,000	377,000	293,000	133,000	(2,622,000)	(176,000)	275,000	760,000	1,536,000		(2,372,000)
Income tax expense(benefit)	(58,000)	115,000	160,000	127,000	132,000	129,000	100,000	44,000	(1,047,000)	(84,000)	57,000	261,000	548,000		(987,000)
Net Income (Loss)	(9,000)	227,000	246,000	243,000	251,000	248,000	193,000	89,000	(1,575,000)	(92,000)	218,000	499,000	988,000	(1,385,000)	(1,385,000)
Comprehensive Income (Loss)											179,000	497,000	986,000		(1,317,000)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings of subsidiaries											396,000	546,000	1,118,000		(1,272,000)
Interest income											40,000	47,000	91,000		105,000
Non-interest expense											(179,000)	(125,000)	(226,000)		(221,000)
Income (Loss) Before Income Taxes											257,000	468,000	983,000		(1,388,000)
Income tax expense(benefit)											39,000	(31,000)	(5,000)		(3,000)
Net Income (Loss)											218,000	499,000	988,000		(1,385,000)
Comprehensive Income (Loss)											$ 179,000	$ 497,000	$ 986,000		$ (1,317,000)